                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN LATIN AMERICAN FUND

                    SUPPLEMENT DATED FEBRUARY 7, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. Robert L. Meyer and Michael Perl are responsible as co-managers for the management of the Fund's investment portfolio.

Mr. Meyer, a Managing Director and co-head of the Emerging Markets Equity Group, joined the Subadviser in 1989. He was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he holds the Chartered Financial Analyst designation. Mr. Meyer has been a co-manager of the Fund since its inception.

Mr. Perl, a Principal and a portfolio manager in the Emerging Markets Equity Group focusing on Latin America, joined the Subadviser in 1998. Prior to joining the Subadviser, he worked as a Latin American Portfolio Manager at Bankers Trust Australia from 1992 to 1998. He graduated from the University of New South Wales with a Bachelor of Commerce (Honors), majoring in Finance, Accounting and Taxation. Mr. Perl has been a co-manager of the Fund since November 1998.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                           MSLA SPT  REV. 2/7/01
                                                                     459 559 659
                                                                        65108-01

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EMERGING MARKETS FUND

                    SUPPLEMENT DATED FEBRUARY 7, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. Robert L. Meyer and Narayan Ramachandran are responsible as co-managers for the day-to-day management of the Fund's investment portfolio.

Mr. Meyer, a Managing Director and co-head of the Emerging Markets Equity Group, joined the Subadviser in 1989. Mr. Meyer was born in Argentina and graduated from Yale University with a B.A. in Economics and Political Science. He received a J.D. from Harvard Law School. In addition, he holds the Chartered Financial Analyst designation. Mr. Meyer has been co-manager of the Fund since September of 1997 and has been affiliated with the Fund since its inception.

Mr. Ramachandran, a Managing Director and co-head of the Emerging Markets Equity Group, joined the Subadviser in 1996. Mr. Ramachandran holds a B.S. in Chemical Engineering from the Indian Institute of Technology in Bombay and an M.B.A. from the University of Michigan at Ann Arbor. He also holds the Chartered Financial Analyst designation. Mr. Ramachandran has shared primary responsibility for managing the Portfolio's assets since February 2001.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                           MSEM SPT  REV. 2/7/01
                                                                     455 555 655
                                                                        65007-05